Statement of Changes in Net Assets Available for Benefits - EBP 001 $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Additions:
Plan’s interest in gain of Master Trust (notes 1, 4 and 5)	$ 125.9
Contributions from employer	15.8
Contributions from participants	43.5
Rollover contributions from participants	5.5
Interest income on notes receivable from participants	1.1
Total additions	191.8
Deductions:
Distributions to participants	121.3
Administrative expenses	0.1
Total deductions	121.4
Net increase in net assets available for plan benefits before transfers from other Mohawk Carpet, LLC Plan	70.4
Net transfers between affiliated plans (note 8)	0.6
Other transfers	0.2
Net increase in net assets available for plan benefits	71.2
Net assets available for plan benefits at beginning of year	912.5
Net assets available for plan benefits at end of year	$ 983.7